Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (313)	kr (137)	kr (55)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	3,857
Intangible assets and goodwill, Closing balance	3,528	3,857
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	18,049	18,681
Acquisitions/capitalization	962	817
Sales/disposals		(1,256)
Translation differences	147	(193)
Intangible assets and goodwill, Closing balance	19,158	18,049	18,681
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(10,447)	(10,896)
Amortizations	(1,343)	(906)
Sales/disposals		1,256
Translation differences	(95)	99
Intangible assets and goodwill, Closing balance	(11,885)	(10,447)	(10,896)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(3,745)
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(3,745)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	34,945
Intangible assets and goodwill, Closing balance	38,204	34,945
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	41,592	37,847
Balances regarding acquired/divested business	725	7,104
Translation differences	2,646	(3,359)
Intangible assets and goodwill, Closing balance	44,963	41,592	37,847
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(6,647)	(6,647)
Impairment losses	(112)
Intangible assets and goodwill, Closing balance	(6,759)	(6,647)	(6,647)
IPR, brands and other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,805
Intangible assets and goodwill, Closing balance	3,830	4,805
IPR, brands and other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	53,913	52,912
Acquisitions/capitalization	131	396
Balances regarding acquired/divested business	(95)	3,500
Sales/disposals	(18)	(48)
Translation differences	2,005	(2,847)
Intangible assets and goodwill, Closing balance	55,936	53,913	52,912
IPR, brands and other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(41,721)	(43,018)
Amortizations	(1,164)	(1,083)
Balances regarding acquired/divested business		35
Sales/disposals	18	48
Translation differences	(1,589)	2,297
Intangible assets and goodwill, Closing balance	(44,456)	(41,721)	(43,018)
IPR, brands and other intangible assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,387)	(7,403)
Impairment losses	(201)	(137)
Translation differences	(62)	153
Intangible assets and goodwill, Closing balance	kr (7,650)	kr (7,387)	kr (7,403)